Expense Example - Class A Class C and Institutional Class - High Yield Strategy Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 631
3 Years	965
5 Years	1,322
10 Years	2,324
Class C
Expense Example:
1 Year	339
3 Years	741
5 Years	1,269
10 Years	$ 2,715